Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and equipment	$ 503	$ 503	$ 9,786
Less accumulated depreciation	(309)	(261)	(3,982)
Furniture and equipment, Net	$ 194	$ 242	$ 5,804